Provisions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Changes in Provisions
Changes in provisions for the years ended December 31, 2020 and 2021, are as follows:

	2020
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	64,241	￦	113,289	￦	76,631	￦	254,161
Increase (Transfer)		17,064		(1,933)		17,873		33,004
Usage		(3,948)		(2,990)		(2,265)		(9,203)
Reversal		(857)		(3,023)		(23,212)		(27,092)
Changes in scope of consolidation		—		424		898		1,322

Ending balance	￦	76,500	￦	105,767	￦	69,925	￦	252,192

Current	￦	76,500	￦	22,343	￦	67,147	￦	165,990
Non-current		—		83,424		2,778		86,202

	2021
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	76,500	￦	105,767	￦	69,925	￦	252,192
Increase (Transfer)		6,288		6,772		19,835		32,895
Usage		(2,599)		(2,776)		(1,926)		(7,301)
Reversal		(24)		(3,685)		(19,188)		(22,897)
Changes in scope of consolidation		—		1,086		1,228		2,314
Others		—		194		—		194

Ending balance	￦	80,165	￦	107,358	￦	69,874	￦	257,397

Current	￦	79,947	￦	26,026	￦	65,343	￦	171,316
Non-current		218		81,332		4,531		86,081